UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly distribution period from June 1, 2024 to June 30, 2024

Commission File Number of issuing entity:
333-261397
Central Index Key Number of issuing entity:
0001128250
BA CREDIT CARD TRUST *
(Exact name of issuing entity as specified in its charter)
(Issuer of the Notes)

Commission File Number of issuing entity:
333-261397-02
Central Index Key Number of issuing entity:
0000936988
BA MASTER CREDIT CARD TRUST II
(Exact name of issuing entity as specified in its charter)
(Issuer of the Collateral Certificate)

Commission File Number of depositor: 333-261397-01
Central Index Key Number of depositor: 0001370238
BA CREDIT CARD FUNDING, LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001102113

BANK OF AMERICA, NATIONAL ASSOCIATION
(Exact name of sponsor as specified in its charter)

Keith Landis (980) 683-4915
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware	Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)	(State or other jurisdiction of incorporation or organization of the issuing entity)

c/o BA Credit Card Funding, LLC 1000 Samoset Drive DE5-021-02-11 Newark, DE 19713	c/o BA Credit Card Funding, LLC 1000 Samoset Drive DE5-021-02-11 Newark, DE 19713
(Address of principal executive offices of issuing entity)	(Address of principal executive offices of issuing entity)

(980) 683-4915	(980) 683-4915
(Telephone number, including area code)	(Telephone number, including area code)

N/A	N/A
(I.R.S. Employer Identification No.)	(I.R.S. Employer Identification No.)

N/A	N/A
(Former name, former address, if changed since last report)	(Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10-D relates is subject to reporting in accordance with Section 15(d) of the Securities Exchange Act of 1934 (the “Exchange Act”).  No such class of Notes is registered pursuant to Section 12(b) or 12(g) of the Exchange Act.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No  __

* In accordance with relevant regulations of the Securities and Exchange Commission, the depositor files annual and other reports with the Commission in respect of the BA Credit Card Trust and the BA Master Credit Card Trust II under the Central Index Key (CIK) number (0001128250) for the BA Credit Card Trust.

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibits 99.1 and 99.2.
ITEM 2 – Legal Proceedings.
The most current information or update to this item, as of the end of the monthly distribution period to which this report relates, was previously reported by BA Credit Card Trust, Central Index Key (CIK) number 0001128250, SEC File Number 333-261397.  See the prospectus dated on June 6, 2024 and filed on June 10, 2024.

PART II – OTHER INFORMATION

ITEM 3 – Sales of Securities and Use of Proceeds.

The following table provides information about sales of securities by BA Credit Card Trust during the period covered by this report that have not been previously reported. For purpose of this report, sales of securities are treated as having been previously reported if such sales have been previously reported in another report or registration statement, including a prospectus forming a part of a registration statement filed by BA Credit Card Funding, LLC on behalf of BA Credit Card Trust.

Date of Sale	Size (millions) / Title	Purchasers	Exemption from Securities Act Registration

NOTHING TO REPORT

Any sale of securities by the BA Credit Card Trust during the period covered by this report that is not included in the preceding table has been previously reported in a prospectus filed by the depositor on behalf of the BA Credit Card Trust under the Central Index Key (CIK) number (0001128250) for the BA Credit Card Trust on the filing date, and under the Commission file number, indicated below:

Prospectus Filing Date	Commission File Number
06/10/2024	333-261397

A class designation of notes determines the relative seniority for receipt of cash flows and funding of uncovered defaults on principal receivables allocated to the related series of notes. The Class B notes are subordinate to the Class A notes and the Class C notes are subordinate to the Class A and Class B notes.  With respect to the tranches in each class of notes, the cash flows and funding of uncovered defaults will be allocated to the tranches on a pro rata basis.

Without noteholder consent, BA Credit Card Trust may issue a new series, class or tranche of notes at any time upon the satisfaction of certain conditions described in the underlying transaction agreements, including confirmation that (i) the issuer reasonably believes that the new issuance will not adversely affect the amount of funds available to be distributed to the holders of any outstanding notes or the timing of such distributions, and (ii) the new issuance will not cause a reduction, qualification or withdrawal of the ratings of any outstanding notes.

In addition, without noteholder consent and without the consent of any holders of certificates issued by BA Master Credit Card Trust II, BA Credit Card Funding, LLC has the right to designate, from time to time, additional eligible credit card accounts to BA Master Credit Card Trust II. In connection with any such designation, BA Credit Card Funding, LLC will transfer the related receivables, whether then existing or thereafter created, to BA Master Credit Card Trust II.

ITEM 10 – Exhibits.

Exhibit 99.1	Monthly Series Certificateholders' Statement.

Exhibit 99.2	Schedule to Monthly Noteholders' Statement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: July 15, 2024

BA CREDIT CARD TRUST (Issuing Entity) BA MASTER CREDIT CARD TRUST II (Issuing Entity) BANK OF AMERICA, NATIONAL ASSOCIATION, (Servicer)
By: /s/ Joseph L. Lombardi
Name: Joseph L. Lombardi
Title: Director